Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit Loss [Abstract]
Interest on government loans	$ 435,684	$ 441,474	$ 416,698
Other interest expenses	374,376	50,430
Interest on loans from shareholders	55,515
Interest on lease liabilities	36,037
Finance costs	$ 901,612	$ 491,904	$ 416,698